UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: March 31, 2013

Item 1:	Schedule of Investments March 31, 2013 (unaudited)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2013


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 112%

Convertible Preferred Stock - 18%
United States - 18%


Affiliated Managers Group,Inc. 5.150%        48,410     2,553,628
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,915,279
Carriage Services Capital Trust 7.000%       59,500     3,146,063
   Due 06-01-29
Chesapeake Energy 5.750% (144A) (b)           1,200     1,236,720
Emmis Communications Corporation 6.250%      22,100       228,183
Interpublic Group 5.250%                        305       364,856
Stanley Black & Decker, Inc. 4.750% (d)      24,674     3,135,078

Total Convertible Preferred Stock (cost $10,014,783)   12,579,806

Mandatory Convertible Preferred Stock- 2%
United States- 2%

Cliffs Natural Resources, Inc. $1.75
1.750% Due 02-15-16                          17,370       321,345
Thompson Creek Metals Company, Inc. $1.625
1.625% Due 05-15-2015                        50,000       823,750

Total Mandatory Convertible Preferred Stock
(cost $1,684,250)                                       1,145,095


Convertible Bonds - 73%

Canada - 5%
Northgate Minerals Corporation
   3.500% Due 10-01-16                      870,000       901,407
Silver Standard Resources, Inc. (144A)
2.875% Due 02-01-33 (b)                   2,350,000     2,103,250

Total Canada                                            3,004,657

China - 1%
China Medical Technologies, Inc.(144A)    1,100,000        22,000
   6.250% Due 12-15-16(a)(b)(c)
Home Inns & Hotels                          750,000       666,563
   2.000% Due 12-15-15
ShengdaTech, Inc.(144A)                   1,430,000        28,600
   6.500% Due 12-15-15(a)(b)(c)

Total China                                               717,163

Greece- 1%
DryShips, Inc. 5.000% Due 12-01-14          480,000       417,600
Excel Maritime Carriers, Ltd. (144A)      3,000,000       495,000
1.875% Due 10-15-27 (b)

Total Greece                                              912,600

INDIA- 1%
Sterlite Industries, Ltd.
   4.000% Due 10-30-14                     1,025,000    1,008,344

Indonesia - 0%
APP Finance VI Mauritius                  12,903,000      193,545
   0.000% Due 11-18-12(a)(c)

Switzerland- 3%
Glencore International (Reg S)
5.000% Due 12-31-14 (e)                    1,400,000    1,650,278

United States - 62%
Affymetrix, Inc. 4.000%                      970,000    1,025,775
   Due 07-01-19
AGCO Corporation 1.250%                      600,000      784,530
   Due 12-15-36
Alaska Communications Systems Group, Inc.    700,000      518,000
   (144A)6.250% Due 05-01-18 (b)(d)
Alcoa, Inc. 5.250%                    	     915,000    1,268,419
   Due 03-15-14 (d)
Allegheny Technologies, Inc. 4.250%        1,327,000    1,427,507
   Due 06-01-14 (d)
Ashland, Inc. 6.500% 		           2,250,000    2,193,750
   Due 06-30-29
EMC Corporation                            1,600,000    2,388,800
   1.750% Due 12-01-13 (d)
Endeavor International Corporation         1,100,000      671,000
   5.500% Due 07-15-16
EnPro Industries, Inc.                     1,125,000    1,795,781
   3.937% Due 10-15-15 (d)
Genco Shipping & Trading, Ltd.               700,000      252,000
   5.000% Due 08-15-15
Grubb & Ellis Company(144A)                  810,000        3,240
   7.950% Due 05-01-15 (a)(b)(c)
Hawaiian Holdings, Inc.                      570,000      610,299
   5.000% Due 04-01-16
Intel Corporation (144A) 3.250%            1,315,000    1,582,997
   Due 08-01-39(b)(d)
Johnson & Johnson                          1,900,000    2,128,000
   0.000% Due 07-28-20(c)(d)
Laboratory Corporation of America            970,000    1,173,991
   Holdings 0.000% Due 09-11-21 (c)
Level 3 Communications, Inc.               1,700,000    1,982,710
   7.000% Due 03-15-15
Molycorp, Inc. 6.000%                      1,000,000      710,000
   Due 09-01-17
Molycorp, Inc. 5.500%                        220,000      197,450
   Due 02-01-18
NetApp, Inc. 1.750%                        1,900,000    2,071,000
   Due 06-01-13
Newmont Mining Corporation                 1,530,000    1,721,250
   1.250% Due 07-15-14 (d)
Newmont Mining Corporation                   460,000      566,663
   1.625% Due 07-15-17
Omnicom Group 0.000%                       1,160,000    1,308,016
   Due 07-31-32 (c)(d)
PHH Corporation 4.000%                     1,250,000    1,380,469
   Due 09-01-14
PMI Group, Inc.                              480,000      151,800
   4.500% Due 04-15-20 (a)(c)
Prospect Capital Corporation                 100,000      108,923
   6.250% Due 12-15-15(d)
Prospect Capital Corporation (144A)        1,200,000    1,257,096
   5.750% Due 03-15-18(b)
Prospect Capital Corporation (144A)        1,400,000    1,466,654
   5.875% Due 01-15-19(b)(d)
Rite Aid Corporation                   	   1,000,000    1,156,250
   8.500% Due 05-15-15
School Specialty, Inc.                     1,510,000      671,950
   3.750% Due 11-30-26
Sequenom, Inc. (144A) 5.000%                 500,000      563,900
   Due 10-01-17 (b)
Sirius XM Radio, Inc.(144A)                  790,000    1,400,275
   7.000% Due 12-01-14(b)(d)
Solazyme, Inc. (144A) 6.000%                 180,000      185,400
   Due 02-01-18 (b)
Steel Dynamics, Inc.                         995,000    1,124,350
   5.125% Due 06-15-14(d)
Stillwater Mining Company                    600,000      713,625
   1.750% Due 10-15-32
TiVo, Inc. (144A)                            500,000      678,750
   4.000% Due 03-15-16(b)
Tyson Foods, Inc.                            500,000      743,250
  3.250% Due 10-15-13(d)
Wellpoint, Inc. (144A)                     1,000,000    1,098,750
   2.750% Due 10-15-42 (b)
Xilinx,Inc.                                1,400,000    1,998,500
  2.625% Due 06-15-17(d)
XPO Logistics, Inc.                          500,000      594,375
  4.500% Due 10-01-17
Zaza Energy Corporation (144A)               800,000      808,000
  9.000% Due 08-01-17(b)

        Total United States                            42,483,494

Total Convertible Bonds (cost $49,235,055)             49,970,080


CONVERTIBLE BOND UNITS - 4%
United States - 4%
CenterPoint Energy 1.165%                     52,300    2,431,950
  Due 09-15-29


        Total Convertible Bond Units(cost $2,066,996)   2,431,950

CORPORATE BONDS - 5%
Cayman Islands- 0%
Emerald Plantation Holdings 6.000%
  Due 01-15-20                               194,986       142,340

United States - 4%
FiberTower Corporation (144A)               1,139,518     133,893
   9.000% Due 01-01-16 (a)(b)
MIG,LLC Senior Secured Notes                4,657,372   2,910,858
   9.000% Cash, 6.500% PIK Due 12-31-16

Total United States                                     3,044,751

United Kingdom-1%
SkyePharma (Reg S) 6.500%                     511,700     427,753
   Due 05-04-24 (e)

Total United Kingdom                                      427,753

Total Corporate Bonds(cost $5,237,986)                  3,614,844

COMMON STOCK - 3%
Bahamas - 2%
Vedanta Resources                             162,493   1,299,944

Cayman Islands - 0%
Emerald Plantation Holdings (c)               180,362      76,654

Israel - 0%
Teva Pharmaceuticals                           2,177       86,383

United Kingdom- 0%
SkyePharma PLC (c)                           166,095      117,388

United States - 1%
Durect Corporation (c)                        17,886       23,788
Iridium Communications, Inc. (c)               3,264       19,682
ProShares Ultra VIX Short-Term Futures(c)     15,000      115,350

      Total United States                                 158,820

      Total Common Stock (cost $2,731,641)              1,739,190


WARRANTS - 5%
United States - 5%

American International Group,                20,925       318,060
   expire 01-19-21 (c)
Capital One Financial Corporation            36,500       682,886
   expire 11-14-18 (c)
JP Morgan Chase & Company,                   30,000       427,500
   expire 10-28-18 (c)
Kinder Morgan Energy Partners,              425,000     2,184,500
   expire 05-25-17(c)
MIG, LLC, expire 02-25-15(c)                  1,076           404

      Total Warrants(cost $2,092,028)                   3,613,349

Other Assets- 2%
United States- 2%
Sino Forest Corporation Escrow             1,180,000       11,800
School Specialty, Inc.DIP Loan             1,340,366    1,340,366
11.500% Due 06-30-13

       Total Other Assets (cost $1,352,166)             1,352,166

TOTAL INVESTMENTS (cost $74,414,905)                   76,446,480

INVESTMENT SECURITIES SOLD SHORT-(2%)
Short Stock- (2%)
United States -(2%)
Carriage Services Inc. (d)                    (73,352) (1,558,730)


     Total Short Stock (proceeds $1,528,280)          (1,558,730)

TOTAL INVESTMENT SECURITIES SOLD SHORT
(proceeds $1,528,280)                                 (1,558,730)



(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2013.

See notes to financial statements.

                                                       (concluded)



FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board ("FASB") Accounting
Standards Codification ("ASC") Topic 820,Fair Value Measurements
("Topic 820"),defines fair value,establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of March 31, 2013:

                            Level1      Level2      Level3  Investments
Convertible Preferred
   Stock                $5,050,357  $7,529,449          $0  $12,579,806
Mandatory Convertible
   Preferred Stock               0   1,145,095           0    1,145,095
Convertible Bonds                0  49,919,480      50,600   49,970,080
Convertible Bond Units           0   2,431,950           0    2,431,950
Corporate Bonds                  0   3,044,751     570,093    3,614,844
Common Stock               362,592   1,376,598           0    1,739,190
Warrants                 3,612,946           0         403    3,613,349
Other Assets                     0           0   1,352,166    1,352,166
Total Investments       $9,025,895 $65,447,323  $1,973,262  $76,446,480

The following table summarizes the inputs used to value the Fund's investment securities sold short as of March 31, 2013:

                          Level1     Level2         Level3  Investment
                                                            Securities
                                                            Sold Short

Common Stock           (1,558,730)        0              0  (1,558,730)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:


                                              Convertible  Corporate
                                                 Bonds       Bonds
Balance as of December 31, 2012               $277,900     $ 457,276
Realized gain                                        0             0
Net change in appreciation                     (73,160)     (29,523)
   (depreciation)
Purchases                                            0             0
Sales                                                0             0
Transfers into Level 3                               0       142,340
Transfers out of Level 3                      (154,140)            0

Balance as of March 31, 2013                   $50,600     $570,093

                                                              Other
                                                Warrants     Assets
Balance as of December 31, 2012                    $403           $0
Realized gain                                        0             0
Net change in appreciation                           0             0
   (depreciation)
Purchases                                            0     1,340,366
Sales                                                0             0
Transfers into Level 3                               0        11,800
Transfers out of Level 3                             0             0

Balance as of March 31, 2013                      $403     $1,352,166


The amount of total gains or losses for the year included in shareholders' capital (net assets) attributable to the change in unrealized gains or losses related to Level 3 investments still held at the reporting date are as follows:

Convertible        Corporate                        Other
  Bonds             Bonds           Warrants       Assets

$(73,160)          $(29,523)         $ 0            $ 0

The Fund's policy is to recognize transfers between Levels at the end of the reporting period.For the period ended March 31, 2013, there were no transfers between Levels 1 and 2.


For the period March 31, 2013, a Level 3 convertible bond was transferred to Level 3 corporate bond and other assets as a result of a reorganization during the period ended March 31, 2013.

In May 2011, the FASB issued Accounting Standards Update
("ASU") 2011-04, which provides amendments to Topic 820 and is effective for fiscal years beginning after December 15, 2011. This guidance requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy for public companies: the valuation process used by the reporting entity, quantitative information about the unobservable inputs used in a fair value measurement, and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2013. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.



Description             End of Period      Technique        Inputs

Assets:
Convertible Bonds       $   50,600       Broker quote      Liquidity
Corporate Bonds         $  570,093       Broker quote      Liquidity
Other Assets            $1,352,166       Broker quote      Liquidity


Changes in the unobservable inputs will impact the fair value measurement. An increase to liquidity would result in a higher fair value measurement. A decrease to liquidity would result in a lower fair value measurement.

Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President